Income Taxes (Details) (USD $)	3 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013 Greece	Dec. 31, 2012 Greece
Operating Loss Carryforwards [Line Items]
Income tax provision (benefit)	$ (6,853,000)	$ 278,000
Effective income tax rate	(4.20%)	3.40%
Tax benefit realized due to decrease in deferred tax liabilities	4,200,000
Tax benefit realized due to impairment of software development costs	2,500,000
Tax at country of domicile statutory rate				26.00%	20.00%
Rate changes	1,800,000
Unrecognized tax benefits	17,100,000
Unrecognized tax benefits netted against related deferred tax assets	6,900,000
Unrecognized tax benefits included in long term liabilities	10,200,000
Accrued interest and penalties related to unrecognized tax benefits	$ 2,300,000		$ 2,100,000